Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity File Number	000-52942
Entity Registrant Name	BLUE LINE PROTECTION GROUP, INC.
Entity Central Index Key	0001416697
Entity Tax Identification Number	20-5543728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5765 Logan Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	(800)
Local Phone Number	844-5576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false